UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Mangrove Partners

Address:   645 Madison Avenue, 14th Floor
           New York, New York 10022


Form 13F File Number: 028-15348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ward T. Dietrich
Title:  Chief Operating Officer
Phone:  (212) 897-9537

Signature,  Place,  and  Date  of  Signing:

/s/ Ward T. Dietrich               New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      188,854
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN CAP LTD             COM              02503Y103    7,673    525,742 SH       SOLE                   525,742      0    0
AMERICAN CAP MTG INVT CORP   COM              02504A104    2,584    100,000 SH       SOLE                   100,000      0    0
AMERICAN INTL GROUP INC      COM NEW          26874784     7,626    196,441 SH       SOLE                   196,441      0    0
ANNALY CAP MGMT INC          NOTE 4.000% 2/1  035710AA0    6,225  5,000,000 PRN      SOLE                 5,000,000      0    0
ANWORTH MORTGAGE ASSET CP    COM              37347101     2,216    350,100 SH       SOLE                   350,100      0    0
ARMOUR RESIDENTIAL REIT INC  COM              42315101     1,242    190,200 SH       SOLE                   190,200      0    0
ASTA FDG INC                 COM              46220109     1,768    184,168 SH       SOLE                   184,168      0    0
BONANZA CREEK ENERGY INC     COM              097793103    2,430     62,829 SH       SOLE                    62,829      0    0
BRIDGEPOINT ED INC           COM              10807M105    5,531    540,690 SH       SOLE                   540,690      0    0
CELGENE CORP                 RIGHT 12/31/2030 151020112    4,057    571,431 SH       SOLE                   571,431      0    0
CHIMERA INVT CORP            COM              16934Q109      237     74,400 SH       SOLE                    74,400      0    0
CYS INVTS INC                COM              12673A108    3,769    321,000 SH       SOLE                   321,000      0    0
DEVRY INC DEL                COM              251893103    9,942    313,124 SH       SOLE                   313,124      0    0
DHT HOLDINGS INC             SHS NEW          Y2065G121    3,200    669,397 SH       SOLE                   669,397      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401    7,358    686,997 SH       SOLE                   686,997      0    0
EINSTEIN NOAH REST GROUP INC COM              28257U104    1,595    107,567 SH       SOLE                   107,567      0    0
FIRST MARBLEHEAD CORP        COM              320771108   11,104 10,994,491 SH       SOLE                10,994,491      0    0
FORTRESS INVESTMENT GROUP LL CL A             34958B106    7,111  1,111,042 SH       SOLE                 1,111,042      0    0
GRAVITY CO LTD               SPONSORED ADR    38911N107      348    267,496 SH       SOLE                   267,496      0    0
IRON MTN INC                 COM              462846106   10,893    300,000 SH  CALL SOLE                   300,000      0    0
LAMAR ADVERTISING CO         CL A             512815101   11,848    243,890 SH       SOLE                   243,890      0    0
MFA FINANCIAL INC            COM              55272X102    1,864    200,000 SH       SOLE                   200,000      0    0
PENNEY J C INC COM           COM              708160106    3,022    200,000 SH       SOLE                   200,000      0    0
PENNEY J C INC COM           COM              708160106    3,022    200,000 SH  PUT  SOLE                   200,000      0    0
RESEARCH FRONTIERS INC       COM              760911107      156     42,383 SH       SOLE                    42,383      0    0
RUSH ENTERPRISES INC         CL A             781846209      406     16,848 SH       SOLE                    16,848      0    0
RUSH ENTERPRISES INC         CL B             781846308    6,571    321,170 SH       SOLE                   321,170      0    0
SALEM COMMUNICATIONS CORP DE CL A             794093104      287     36,139 SH       SOLE                    36,139      0    0
SAREPTA THERAPEUTICS INC     COM              803607100   19,269    521,500 SH  CALL SOLE                   521,500      0    0
SELECT INCOME REIT           COM SH BEN INT   81618T100    7,336    277,335 SH       SOLE                   277,335      0    0
SIBANYE GOLD LTD             SPONSORED ADR    825724206    1,695    300,000 SH       SOLE                   300,000      0    0
STANLEY FURNITURE CO INC     COM NEW          854305208    1,106    249,041 SH       SOLE                   249,041      0    0
STEEL PARTNERS HLDGS L P     LTD PRTRSHIP U   85814R107    5,704    418,819 SH       SOLE                   418,819      0    0
SUNCOKE ENERGY INC           COM              86722A103    6,723    411,675 SH       SOLE                   411,675      0    0
TECUMSEH PRODS CO            CL A             878895200    2,899    332,406 SH       SOLE                   332,406      0    0
TMS INTL CORP                CL A             87261Q103    5,409    409,749 SH       SOLE                   409,749      0    0
UNI PIXEL INC                COM NEW          904572203    5,850    190,880 SH       SOLE                   190,880      0    0
WESTELL TECHNOLOGIES INC     CL A             957541105    2,168  1,078,793 SH       SOLE                 1,078,793      0    0
WESTPORT INNOVATIONS INC     COM NEW          960908309    5,166    175,000 SH  PUT  SOLE                   175,000      0    0
WRIGHT MED GROUP INC         RIGHT 03/01/2019 98235T115    1,445    577,919 SH       SOLE                   577,919      0    0
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